Shareholder Fees	Oct. 28, 2026 USD ($)
Eventide Dividend Growth ETF | Eventide Dividend Growth ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Eventide Large Cap Focus ETF | Eventide Large Cap Focus ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0